Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)			July 31, 2023

Shares		COMMON STOCK - DOMESTIC - 92.70%	Value
		Aerospace & Defense - 2.45%
40,000		VirTra, Inc. (a)	$284,400
			284,400
		Banks - 1.26%
6,500		First Internet Bancorp	146,510
			146,510
		Biotechnology - 2.00%
12,000		Actinium Pharmaceuticals, Inc. (a)	85,440
27,026		ImmuCell Corp. (a)	146,751
			232,191
		Capital Markets - 1.98%
11,000		Silvercrest Asset Management Group, Inc. - Class A (h)	229,240
			229,240
		Chemicals - 3.54%
10,000		Advanced Emissions Solutions, Inc. (a)	23,600
48,250		Flexible Solutions International, Inc. - ADR (c)	137,995
20,000		Northern Technologies International Corp.	249,000
			410,595
		Commercial Services & Supplies - 2.03%
35,600		Quest Resource Holding Corp. (a)	235,672
			235,672
		Communications Equipment - 3.90%
15,000		BK Technologies Corp.	214,350
48,075		PCTEL, Inc.	237,971
			452,321
		Construction & Engineering - 1.94%
6,500		Bowman Consulting Group Ltd. (a)	225,225
			225,225
		Consumer Staples Distribution & Retail - 1.13%
25,000		HF Foods Group, Inc. (a)	130,750
			130,750
		Distributors - 0.39%
25,090		Educational Development Corp. (a)	44,660
			44,660
		Electrical Equipment - 1.16%
25,000		Expion360, Inc. (a)(h)	134,000
			134,000
		Electronic Equipment, Instruments & Components - 6.87%
8,500		Airgain, Inc. (a)	40,375
44,899		Data I/O Corp. (a)	203,841
16,000		Identiv, Inc. (a)	123,360
22,500		Luna Innovations, Inc. (a)	203,400
6,000		Napco Security Technologies, Inc.	224,880
			795,856
		Energy Equipment & Services - 0.59%
20,000		Gulf Island Fabrication, Inc. (a)	67,800
			67,800
		Equity Real Estate Investment - 2.57%
30,000		Global Self Storage, Inc.	152,700
11,000		Modiv, Inc. - Class C (h)	145,420
			298,120
		Financial Services - 5.62%
9,000		A-Mark Precious Metals, Inc.	367,110
15,000		BM Technologies, Inc. (a)(h)	45,150
15,000		Cantaloupe, Inc. (a)	115,650
70,000		Usio, Inc. (a)	123,200
			651,110
		Food Products - 0.50%
50,000		Better Choice Co., Inc. (a)	11,610
16,500		BranchOut Food, Inc. (a)	46,860
			58,470
		Health Care Equipment & Supplies - 3.93%
47,500		Biomerica, Inc. (a)	62,700
3,651		INVO BioScience, Inc. (a)(h)	18,107
10,586		Sensus Healthcare, Inc. (a)	31,758
100,000		Strata Skin Sciences, Inc. (a)	100,000
1,250		UFP Technologies, Inc. (a)	243,331
			455,896
		Health Care Providers & Services - 1.60%
35,000		Quipt Home Medical Corp. - ADR (a)(c)	185,850
			185,850
		Health Care Technology - 1.42%
49,200		CareCloud, Inc. (a)	164,820
			164,820
		Hotels, Restaurants & Leisure - 4.76%
40,000		Bragg Gaming Group, Inc. - ADR (a)(c)	213,200
20,000		Century Casinos, Inc. (a)	159,000
66,621		Galaxy Gaming, Inc. (a)	179,877
			552,077
		Household Durables - 0.38%
27,917		Singing Machine Co., Inc. (a)	44,109
			44,109
		Interactive Media & Services - 1.14%
35,000		DHI Group, Inc. (a)	131,950
			131,950
		IT Services - 4.51%
8,402		Data Storage Corp. (a)	23,988
40,001		DecisionPoint Systems, Inc. (a)	208,405
25,000		Information Services Group, Inc.	128,750
75,000		Research Solutions, Inc. (a)	161,250
			522,393
		Leisure Products - 0.12%
2,901		Vision Marine Technologies, Inc. - ADR (a)(c)(h)	13,519
			13,519
		Machinery - 8.25%
17,500		Commercial Vehicle Group, Inc. (a)	183,750
15,000		Gencor Industries, Inc. (a)	228,750
25,000		P&F Industries, Inc. - Class A	189,750
10,315		Taylor Devices, Inc. (a)	245,497
15,000		TechPrecision Corp. (a)	108,750
			956,497
		Media - 2.43%
40,000		Direct Digital Holdings, Inc. - Class A (a)	111,200
2,000		Perion Network Ltd. - ADR (a)(c)	73,180
4,500		Saga Communications, Inc. - Class A	97,380
			281,760
		Metals & Mining - 1.48%
47,236		Ampco-Pittsburgh Corp. (a)	170,994
			170,994
		Mortgage Real Estate Investment Trusts - 2.54%
32,500		Sachem Capital Corp. (h)	127,400
10,950		Chicago Atlantic Real Estate Finance, Inc.	166,878
			294,278
		Oil, Gas & Consumable Fuels - 1.57%
3,000		Adams Resources & Energy, Inc.	103,890
24,143		PHX Minerals, Inc.	77,982
			181,872
		Personal Care Products - 0.75%
12,000		Natural Alternatives International, Inc. (a)	86,400
			86,400
		Pharmaceuticals - 2.38%
10,000		Alimera Sciences, Inc. (a)(h)	34,100
25,000		Citius Pharmaceuticals, Inc. (a)(h)	24,747
79,550		Medicine Man Technologies, Inc. (a)	71,655
20,000		ProPhase Labs, Inc. (a)(h)	145,600
			276,102
		Professional Services - 6.90%
8,000		Asure Software, Inc. (a)	109,120
10,000		BGSF, Inc.	101,200
34,000		DLH Holdings Corp. (a)	341,700
11,014		Hudson Global, Inc. (a)	248,035
			800,055
		Semiconductors & Semiconductor Equipment - 1.37%
7,500		inTEST Corp. (a)	158,700
			158,700
		Software - 2.39%
10,133		Issuer Direct Corp. (a)	216,340
25,500		NetSol Technologies, Inc. (a)	58,905
			275,245
		Technology Hardware, Storage & Peripherals - 2.44%
43,266		One Stop Systems, Inc. (a)	122,875
20,000		TransAct Technologies, Inc. (a)	159,600
			282,475
		Textile, Apparel & Luxury Goods - 2.44%
22,500		Crown Crafts, Inc.	112,950
11,000		Lakeland Industries, Inc.	170,170
			283,120
		Water Utilities - 1.97%
18,000		Global Water Resources, Inc.	228,600
			228,600

		TOTAL COMMON STOCK (Cost $8,322,282)	$10,743,632

Contracts		WARRANTS - 0.06%
		Health Care Equipment & Supplies - 0.00%
250,000		Titan Medical, Inc.
		Expiration: 08/10/2023, Exercise Price $3.20 (a)(b)(e)(f)	$0
		Metals & Mining - 0.06%
15,000		Ampco-Pittsburgh Corp.
		Expiration: 08/01/2025, Exercise Price $5.75 (a)(b)	7,106

		TOTAL WARRANTS (Cost $85,000)	$7,106

Shares		SHORT-TERM INVESTMENTS - 6.22%
		Money Market Funds - 6.22%
720,842		U.S. Bank Money Market Deposit Account, 5.20% (a)(d)	$720,842

		TOTAL SHORT-TERM INVESTMENTS (Cost $720,842)	$720,842

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 3.82%
442,393		First American Government Obligations Fund, Class X, 5.18% (g)	$442,393
		TOTAL INVESTMENTS PURCHASESD WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost - $442,393)	$442,393

		Total Investments (Cost $9,128,124) - 102.80%	11,913,973
		Liabilities in Excess of Other Assets - (2.80%)	(323,887)
		TOTAL NET ASSETS - 100.00%	$11,590,086

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Non-income producing security.
	(b)	These securities are deemed to be illiquid. These securities represent $7,106 of value or 0.06% of net assets.
	(c)	Foreign issued security.
	(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2023.

	(e)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The value of this security is $0 or 0.00% of the Fund’s net assets.

	(f)	The prices for this security was derived from estimates of fair value using methods approved by the Fund's Board of Directors. This security represents $0 of value or 0.00% of net assets.
	(g)	Seven-day yield as of July 31, 2023.
	(h)
All or a portion of this security is on loan. At December 31, 2022 the total value of securities on loan was $3,036,967, which represents 2.9% of total net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.